GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of carrying amount of goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill, Beginning Balance	$ 1,728,108	$ 2,246,619
Acquisitions	3,488,680	1,049,798
Impairment		$ (1,568,309)
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill and Intangible Asset Impairment
Goodwill, Ending Balance	5,216,788	$ 1,728,108
Owned Service Network
Goodwill
Goodwill, Beginning Balance	937,657	2,246,619
Acquisitions	3,488,680	259,347
Impairment		(1,568,309)
Goodwill, Ending Balance	4,426,337	937,657
Logistics
Goodwill
Goodwill, Beginning Balance	790,451
Acquisitions		790,451
Goodwill, Ending Balance	$ 790,451	$ 790,451